Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
NOTE
6-DERIVATIVE
INSTRUMENTS
We have commodity derivatives consisting of natural gas supply contracts, including those under our IPM agreement, for the operation of the Liquefaction Project and associated economic hedges (collectively, “Liquefaction Supply Derivatives”).
We recognize our derivative instruments as either assets or liabilities and measure those instruments at fair value. None of our derivative instruments are designated as cash flow or fair value hedging instruments, and changes in fair value are recorded within our Statements of Income to the extent not utilized for the commissioning process, in which case such changes are capitalized.

The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis (in millions):

	Fair Value Measurements as of
	March 31, 2023				December 31, 2022
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liquefaction Supply Derivatives asset (liability)	$28	$4	$(2,502)	$(2,470)	$(12)	$(10)	$(3,719)	$(3,741)
We value our Liquefaction Supply Derivatives using a market or option-based approach incorporating present value techniques, as needed, using observable commodity price curves, when available, and other relevant data.
The fair value of our Liquefaction Supply Derivatives is predominantly driven by observable and unobservable market commodity prices and, as applicable to our natural gas supply contracts, our assessment of the associated events deriving fair value including, but not limited to, evaluation of whether the respective market exists from the perspective of market participants as infrastructure is developed.
We include a significant portion of our Liquefaction Supply Derivatives as Level 3 within the valuation hierarchy as the fair value is developed through the use of internal models which incorporate significant unobservable inputs. In instances where observable data is unavailable, consideration is given to the assumptions that market participants would use in valuing the asset or liability. This includes assumptions about market risks, such as future prices of energy units for unobservable periods, liquidity and volatility.
The Level 3 fair value measurements of our natural gas positions within our Liquefaction Supply Derivatives could be materially impacted by a significant change in certain natural gas and international LNG prices. The following table includes quantitative information for the unobservable inputs for our Level 3 Liquefaction Supply Derivatives as of March 31, 2023:

	Net Fair Value Liability (in millions)	Valuation Approach	Significant Unobservable Input	Range of Significant Unobservable Inputs / Weighted Average (1)
Liquefaction Supply Derivatives	$(2,502)	Market approach incorporating present value techniques	Henry Hub basis spread	$(1.173) - $0.361 / $(0.021)

		Option pricing model	International LNG pricing spread, relative to Henry Hub (2)	93% - 574% / 208%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	Spread contemplates U.S. dollar-denominated pricing.
Increases or decreases in basis or pricing spreads, in isolation, would decrease or increase, respectively, the fair value of our Liquefaction Supply Derivatives.

The following table shows the changes in the fair value of our Level 3 Liquefaction Supply Derivatives (in millions):

	Three Months Ended March 31,
	2023	2022
Balance, beginning of period	$(3,719)	$38
Realized and change in fair value gains (losses) included in net income (1):
Included in cost of sales, existing deals (2)	1,049	(53)
Included in cost of sales, new deals (3)	3	—
Purchases and settlements:
Purchases (4)	—	(3,141)
Settlements (5)	165	(6)

Balance, end of period	$(2,502)	$(3,162)

Favorable (unfavorable) changes in fair value relating to instruments still held at the end of the period	$1,052	$(53)

(1)
Does not include the realized value associated with derivative instruments that settle through physical delivery, as settlement is equal to contractually fixed price from trade date multiplied by contractual volume. See settlements line item in this table.

(2)	Impact to earnings on deals that existed at the beginning of the period and continue to exist at the end of the period.
(3)	Impact to earnings on deals that were entered into during the reporting period and continue to exist at the end of the period.
(4)
Includes any day one gain (loss) recognized during the reporting period on deals that were entered into during the reporting period which continue to exist at the end of the period, in addition to any derivative contracts acquired from entities at a value other than zero on acquisition date, such as derivatives assigned or novated during the reporting period and continuing to exist at the end of the period.

(5)	Roll-off in the current period of amounts recognized in our Balance Sheets at the end of the previous period due to settlement of the underlying instruments in the current period.
All counterparty derivative contracts provide for the unconditional right of set-off
in the event of default. We have elected to report derivative assets and liabilities arising from our derivative contracts with the same counterparty and the unconditional contractual right of set-off
on a net basis. The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments, in instances when our derivative instruments are in an asset position. Additionally, counterparties are at risk that we will be unable to meet our commitments in instances where our derivative instruments are in a liability position. We incorporate both our own nonperformance risk and the respective counterparty’s nonperformance risk in fair value measurements depending on the position of the derivative. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of any applicable credit enhancements, such as collateral postings, set-off
rights and guarantees.
Liquefaction Supply Derivatives

We hold Liquefaction Supply Derivatives which are primarily indexed to the natural gas market and international LNG indices. The terms of the Liquefaction Supply Derivatives range up to approximately 15 years, some of which commence upon the satisfaction of certain events or states of affairs.

The forward notional amount for our Liquefaction Supply Derivatives was approximately 6,027 TBtu and 5,972 TBtu as of March 31, 2023 and December 31, 2022, respectively, excluding notional amounts associated with extension options that were uncertain to be taken as of March 31, 2023.
The following table shows the effect and location of our Liquefaction Supply Derivatives recorded on our Statements of Income (in millions):

	Gain (Loss) Recognized in Statements of Income
Statements of Income Location (1)	Three Months Ended March 31,
	2023	2022
Cost of sales	$1,260	$(525)

(1)
Does not include the value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

Fair Value and Location of Derivative Assets and Liabilities on the Balance Sheets
The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Balance Sheets (in millions):

	Fair Value Measurements as of (1)
Balance Sheets Location	March 31, 2023	December 31, 2022
Current derivative assets	$55	$24
Derivative assets	32	28

Total derivative assets	87	52
Current derivative liabilities	(400)	(769)
Derivative liabilities	(2,157)	(3,024)

Total derivative liabilities	(2,557)	(3,793)

Derivative liability, net	$(2,470)	$(3,741)

(1)
Does not include collateral posted by counterparties to us of $8 million as of March 31, 2023, which is included in other current liabilities on our Balance Sheets, and collateral posted with counterparties by us of $35 million as of December 31, 2022, which is included in margin deposits in our Balance Sheets.

Balance Sheets Presentation
The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions) for our derivative instruments that are presented on a net basis on our Balance Sheets:

	Liquefaction Supply Derivatives
	March 31, 2023	December 31, 2022
Gross assets	$89	$57
Offsetting amounts	(2)	(5)

Net assets	$87	$52

Gross liabilities	$(2,577)	$(3,814)
Offsetting amounts	20	21

Net liabilities	$(2,557)	$(3,793)

NOTE
7-DERIVATIVE
INSTRUMENTS
We have entered into commodity derivatives consisting of natural gas supply contracts, including those under our IPM agreement, for the operation of the Liquefaction Project and associated economic hedges (collectively, “Liquefaction Supply Derivatives”).
We recognize our derivative instruments as either assets or liabilities and measure those instruments at fair value. None of our derivative instruments are designated as cash flow or fair value hedging instruments, and changes in fair value are recorded within our Statements of Income to the extent not utilized for the commissioning process, in which case such changes are capitalized.
The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis (in millions):

	Fair Value Measurements as of
	December 31, 2022				December 31, 2021
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liquefaction Supply Derivatives asset (liability)	$(12)	$(10)	$(3,719)	$(3,741)	$2	$(13)	$38	$27
We value our Liquefaction Supply Derivatives using a market or option-based approach incorporating present value techniques, as needed, using observable commodity price curves, when available, and other relevant data.
The fair value of our Liquefaction Supply Derivatives is predominantly driven by observable and unobservable market commodity prices and, as applicable to our natural gas supply contracts, our assessment of the associated events deriving fair value including, but not limited to, evaluation of whether the respective market exists from the perspective of market participants as infrastructure is developed.
We include a significant portion of our Liquefaction Supply Derivatives as Level 3 within the valuation hierarchy as the fair value is developed through the use of internal models which incorporate significant unobservable inputs. In instances where observable data is unavailable, consideration is given to the assumptions that market participants would use in valuing the asset or liability. This includes assumptions about market risks, such as future prices of energy units for unobservable periods, liquidity and volatility.

The Level 3 fair value measurements of natural gas positions within our Liquefaction Supply Derivatives could be materially impacted by a significant change in certain natural gas and international LNG prices. The following table includes quantitative information for the unobservable inputs for our Level 3 Liquefaction Supply Derivatives as of December 31, 2022:

	Net Fair Value Liability (in millions)	Valuation Approach	Significant Unobservable Input	Range of Significant Unobservable Inputs / Weighted Average (1)
Liquefaction Supply Derivatives	$(3,719)	Market approach incorporating present value techniques	Henry Hub basis spread	$(1.775) - $0.660 / $(0.063)
		Option pricing model	International LNG pricing spread, relative to Henry Hub (2)	77% - 515% / 193%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	Spread contemplates U.S. dollar-denominated pricing.
Increases or decreases in basis or pricing spreads, in isolation, would decrease or increase, respectively, the fair value of our Liquefaction Supply Derivatives.
The following table shows the changes in the fair value of our Level 3 Liquefaction Supply Derivatives (in millions):

	Year Ended December 31,
	2022	2021	2020
Balance, beginning of period	$38	$(21)	$24
Realized and change in fair value gains (losses) included in net income (1):
Included in cost of sales, existing deals (2)	(228)	74	(43)
Included in cost of sales, new deals (3)	(804)	—	—
Purchases and settlements:
Purchases (4)	(2,712)	(10)	5
Settlements (5)	(13)	(5)	(7)

Balance, end of period	$(3,719)	$38	$(21)

Favorable (unfavorable) changes in fair value relating to instruments still held at the end of the period	$(1,032)	$74	$(43)

(1)
Does not include the realized value associated with derivative instruments that settle through physical delivery, as settlement is equal to contractually fixed price from trade date multiplied by contractual volume. See settlements line item in this table.

(2)	Impact to earnings on deals that existed at the beginning of the period and continue to exist at the end of the period.
(3)	Impact to earnings on deals that were entered into during the reporting period and continue to exist at the end of the period.
(4)
Includes any day one gain (loss) recognized during the reporting period on deals that were entered into during the reporting period which continue to exist at the end of the period, in addition to any derivative contracts acquired from entities at a value other than zero on acquisition date, such as derivatives assigned or novated during the reporting period and continuing to exist at the end of the period. For further discussion of IPM agreements that were novated to us during the period, see Note
15-Supplemental
Cash Flow Information.
(5)	Roll-off in the current period of amounts recognized in our Balance Sheets at the end of the previous period due to settlement of the underlying instruments in the current period.
All counterparty derivative contracts provide for the unconditional right of set-off
in the event of default. We have elected to report derivative assets and liabilities arising from our derivative contracts with the same counterparty and the unconditional contractual right of set-off
on a net basis. The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments in instances when our derivative instruments are in an asset position. Additionally, counterparties are at risk that we will be unable to meet our commitments in instances where our derivative instruments are in a liability position. We incorporate both our own nonperformance risk and the respective counterparty’s nonperformance risk in fair value measurements depending on the position of the derivative. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of any applicable credit enhancements, such as collateral postings, set-off
rights and guarantees.
Liquefaction Supply Derivatives

We hold Liquefaction Supply Derivatives which are primarily indexed to the natural gas market and international LNG indices. The terms of the Liquefaction Supply Derivatives range up to 15 years, some of which commence upon the satisfaction of certain events or states of affairs.
The forward notional amount for our Liquefaction Supply Derivatives was approximately 5,972 TBtu and 5,194 TBtu as of December 31, 2022 and 2021, respectively, excluding notional amounts associated with extension options that were uncertain to be taken as of December 31, 2022.
The following table shows the effect and location of our Liquefaction Supply Derivatives recorded on our Statements of Income (in millions):

	Gain (Loss) Recognized in Statements of Income
Statements of Income Location (1)	Year Ended December 31,
	2022	2021	2020
LNG revenues	$1	$(1)	$—
Cost of sales	(1,159)	30	(49)
Cost of sales-related party	—	2	—

(1)
Does not include the value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

Fair Value and Location of Derivative Assets and Liabilities on the Balance Sheets
The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Balance Sheets (in millions):

	Fair Value Measurements as of (1)
Balance Sheets Location	December 31, 2022	December 31, 2021
Current derivative assets	$24	$21
Derivative assets	28	33

Total derivative assets	52	54
Current derivative liabilities	(769)	(16)
Derivative liabilities	(3,024)	(11)

Total derivative liabilities	(3,793)	(27)

Derivative asset (liability), net	$(3,741)	$27

(1)	Does not include collateral posted with counterparties by us of $35 million and $7 million, as of December 31, 2022 and 2021, respectively, which are included in margin deposits in our Balance Sheets.
Balance Sheets Presentation
The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions) for our derivative instruments that are presented on a net basis on our Balance Sheets:

Liquefaction Supply Derivatives
As of December 31, 2022
Gross assets	$57
Offsetting amounts	(5)

Net assets	$52

Gross liabilities	$(3,814)
Offsetting amounts	21

Net liabilities	$(3,793)

As of December 31, 2021
Gross assets	$79
Offsetting amounts	(25)

Net assets	$54

Gross liabilities	$(33)
Offsetting amounts	6

Net liabilities	$(27)